Aberdeen Diversified Income Fund (Prospectus Summary) | Aberdeen Diversified Income Fund
Aberdeen Diversified Income Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate)
Objective
The Aberdeen Diversified Income Fund (formerly, Aberdeen Optimal Allocations Fund: Moderate) (the "Diversified Income Fund" or the "Fund") seeks total return with an emphasis on current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the Diversified Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class - Reduction and Waiver of Class A Sales
Charges" section on page 33 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 90-92 of the Fund's Statement of
Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Diversified Income Fund	Class A Shares		Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Diversified Income Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.53%	0.50%	0.62%	0.50%	0.55%
Acquired fund fees and expenses	[1]	0.74%	0.74%	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses		1.67%	2.39%	2.01%	1.39%	1.44%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.27%	1.99%	1.61%	0.99%	1.04%
[1]	"Acquired fund fees and expenses" are based on the estimated composition of the Fund for the upcoming year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.25% for all Classes of the Fund at least through February 27, 2014. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2014.

Example
This Example is intended to help you compare the cost of investing in the
Diversified Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Diversified Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aberdeen Diversified Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	697	996	1,357	2,373
Class C Shares	302	667	1,201	2,663
Class R Shares	164	551	1,007	2,271
Institutional Class Shares	101	359	682	1,597
Institutional Service Class Shares	106	375	709	1,453

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Aberdeen Diversified Income Fund Class C Shares	202	667	1,201	2,663

Portfolio Turnover
The Diversified Income Fund pays transaction costs, such as commissions, when it buys and sells certain securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 26.55% of the average value of its portfolio.  The Fund's portfolio turnover rate for the current fiscal year is expected to be higher as a result of purchases and sales of portfolio holdings made to realign the Fund's portfolio with the investment strategy changes.
Principal Strategies
The Diversified Income Fund is a "fund of funds" that seeks to achieve its investment objective by investing in underlying funds (the "Underlying Funds")
that provide exposure to a wide spectrum of asset classes. The Fund intends to allocate and reallocate its assets among a range of asset classes in a flexible and dynamic way to capture income from a number of fixed income, equity and other sources. The types of asset classes to which the Underlying Funds provide exposure include U.S. and international equities, U.S. and international bonds
(including emerging market bonds) and real estate. The Fund may also allocate assets to a limited extent to Underlying Funds that pursue alternative investment strategies, such as managed futures, commodity-linked instruments, equity sectors, currencies and floating rate loans. The asset classes are selected primarily based on their income-generating potential, without regard to the source of income, although diversification benefits and potential for capital appreciation may also be considered. The Fund may invest in Underlying Funds that do not have income as an objective, and to the extent it does so, it will not generate as much current income as a fund focused entirely on income-generation. The Underlying
Funds include, among others, mutual funds advised by Aberdeen Asset Management
Inc., the Fund's investment adviser (the "Adviser"), as well as unaffiliated mutual funds and exchange-traded funds. There is no minimum or maximum amount of assets that can be invested in affiliated Underlying Funds. The Underlying Funds may be either actively managed or passively managed (that is, providing indexed exposures)
in nature. Some or all of the Underlying Funds may invest in derivatives.

The Adviser develops strategic asset allocation views among broad asset classes based on its ongoing analyses of global financial markets and macro-economic conditions. The Fund's portfolio management team constructs the Fund's portfolio by setting target asset class allocations for the Fund. The portfolio management team then manages the Fund's portfolio by dynamically adjusting the Fund's asset class allocations based on the Adviser's asset allocation views and selecting
Underlying Funds to obtain exposures to the asset classes.  As part of its process, the team evaluates the suitability of both active and passive vehicles to provide exposure to each asset class. The target asset class allocations established by the portfolio management team are intended to promote diversification among the asset classes. The Fund's target and actual asset class allocations and the Underlying Funds held in the Fund's portfolio are monitored by the portfolio management team on an ongoing basis and are adjusted periodically to reflect changes to the Adviser's views. The Fund retains the flexibility to emphasize specific asset class allocations based on relative valuations and other economic factors in order to seek to achieve the Fund's objective. While the Fund will not invest more than 25% of its total assets in any one Underlying Fund, the Fund may have significant exposure to one or more asset classes depending on market conditions. The Fund has the ability to invest, through the Underlying Funds, in small, medium or large capitalization issuers without regard to credit quality (including high yield bonds, which are commonly known as "junk bonds") or geographic location, and is not limited by industry sector or the duration of individual instruments or the portfolio as a whole. At times, the Fund may emphasize any one of these exposures. Asset classes may be added or removed at the Adviser's discretion.

For additional information regarding the above identified strategies, see "Fund
Details: Additional Information about Principal Strategies" in the prospectus.
Principal Risks
The Diversified Income Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments - and therefore, the value of Fund shares - may fluctuate. These changes may occur because of:

Affiliated Funds Risk - The Fund's Adviser serves as the adviser of certain
Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Fund's Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds.

Asset Allocation Risk - The Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and
Underlying Funds.  The Fund will be exposed to risks of the Underlying Funds in which it invests. The Fund will be affected by stock and bond market risks, among others.  To the extent the Fund invests in Underlying Funds that expose it to non-traditional or alternative asset classes (which include investments that focus on a specialized asset class (e.g. long-short strategies) as well as specific market sectors within a broader asset class), the Fund will be exposed to the increased risk associated with those asset classes.  The potential impact of the risks related to an asset class depends on the size of Fund's investment allocation to it.

Asset Class Variation Risk - The Underlying Funds invest principally in the securities or investments constituting their asset class. However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities or investments (subject to any applicable regulatory requirements).
Depending upon the percentage of securities or investments in a particular asset class held by the Underlying Funds at any given time and the percentage of the
Fund's assets invested in various Underlying Funds, the Fund's actual exposure to the securities or investments in a particular asset class may vary substantially from its allocation model for that asset class.

Fund of Funds Risk - Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such Underlying Fund at a time that is unfavorable to the
Fund. In addition, one Underlying Fund may buy the same securities that another
Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Performance Risk - The Fund's investment performance is directly tied to the performance of the Underlying Funds in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Fund's performance could be negatively affected. There can be no assurance that the
Fund or any Underlying Fund will achieve its investment objective.

Redemption Fee Risk - Certain unaffiliated Underlying Funds may charge redemption fees to shareholders who redeem their Underlying Fund shares within a specified period of time following the purchase of such shares.

Ordinarily, a mutual fund that imposes redemption fees does so in order to deter investors from engaging in excessive or short-term trading, often referred to as
"market timing," and to reimburse it for transaction costs borne by other fund shareholders on account of market timing activity. The Fund does not intend to engage in market timing in Underlying Fund shares. However, the Fund will place purchase and redemption orders in shares of Underlying Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Fund's own shares, to conduct periodic rebalancing of the
Fund's assets to conform to the established model following periods of market fluctuation, and in response to changes made to an existing asset allocation model itself.  While the portfolio managers will attempt to conduct the Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize subjecting the Fund to redemption fees, there may be instances where payment of such fees is unavoidable or the portfolio managers are not successful in minimizing their impact.

Principal Risks of Underlying Funds

Alternative Strategies Risk - The performance of Underlying Funds that pursue alternative strategies is linked to the performance of highly volatile alternative asset classes (e.g., commodities and currencies) and alternative strategies (e.g., managed futures). To the extent the Fund invests in such
Underlying Funds, the Fund's share price will be exposed to potentially significant fluctuations in value. In addition, Underlying Funds that employ alternative strategies have the risk that anticipated opportunities do not play out as planned, resulting in potentially substantial losses to the Underlying
Fund. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds'
investments. Depending on the particular alternative strategies used by an
Underlying Fund, it may be subject to risks not associated with more traditional investments. These risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodity risk and counterparty risk.

Counterparty and Third Party Risk - transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk - a debt instrument's price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.
High yield bonds ("junk bonds") may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility.

Currency Risk - the value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the
U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Derivatives Risk - derivatives can be highly volatile and involve risks in addition to the risks of the underlying security. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can involve leverage.

Floating Rate Loan Risk - Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market.
As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed.
Difficulty in selling a floating rate loan can result in a loss. In addition, a floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value.

Foreign and Emerging Markets Risk - foreign securities can involve risks relating to market, economic, political, regulatory, geopolitical, or other conditions and may be more volatile, harder to price and less liquid than U.S. securities.  These risks are greater for securities of companies in emerging markets countries.

Inflation-Adjusting Risk - interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Interest Rate Risk - changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

Leveraging Risk - the use of leverage may exaggerate changes in the net asset value of Underlying Fund shares and thus result in increased volatility of returns.

Liquidity Risk - it may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Prepayment/Extension Risk - instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument's holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Real Estate-Related Investment Risk - investing in real estate-related securities include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors.

Sector Risk - At times, the Fund may have a significant portion of its assets invested in Underlying Funds that invest primarily in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly

Short Sale Risk - the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Underlying Fund must purchase the security and return it to the lender.

Small- and Mid-Cap Securities Risk - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Stock Market Risk - an Underlying Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details:
Additional Information about Investments, Investment Techniques and Risks" in the prospectus.
Performance
The Fund changed its investment objective and strategy effective September 24,
2012. Performance information for periods prior to September 24, 2012 does not reflect the current investment strategy.  In connection with the change in investment objective and strategy, the Fund changed its name from Aberdeen
Optimal Allocations Fund: Moderate to Aberdeen Diversified Income Fund. The
returns presented for the Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"), which was acquired by the Fund. The Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The investment objective and strategy of the Fund, prior to the recent changes noted above, and those of the Predecessor Fund, were substantially similar.

The bar chart and table below can help you evaluate potential risks of the
Diversified Income Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of the Barclays
U.S. Aggregate Bond Index and of the S&P 500 Index. Effective September 24,
2012, the Barclays U.S. Aggregate Bond Index replaced the S&P 500 Index as the
Fund's benchmark as a result of a change in the investment objective and strategy of the Fund. The Adviser believes that the composition of the Barclays
U.S. Aggregate Bond Index makes a more meaningful comparison index given the
Fund's current investment objective and strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.
Annual Total Returns - Class A Shares (Years Ended Dec. 31)

Best Quarter: 13.37% - 2nd quarter 2009 Worst Quarter: -12.61% - 3rd quarter 2008 Year-to-Date Return as of June 30, 2012: 9.82%
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Aberdeen Diversified Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	Class A shares - Before Taxes	(1.12%)	2.77%	5.76%	Jun. 29, 2004
Class C Shares	Class C shares - Before Taxes	(1.95%)	2.01%	4.92%	Jun. 29, 2004
Class R Shares	Class R shares - Before Taxes	(1.61%)	2.49%	5.38%	Jun. 29, 2004
Institutional Class Shares	Institutional Class shares - Before Taxes	(0.91%)	3.01%	5.95%	Jun. 29, 2004
Institutional Service Class Shares	Institutional Service Class shares - Before Taxes	(0.91%)	3.01%	5.95%	Jun. 29, 2004
After Taxes on Distributions Class A Shares	Class A shares - After Taxes on Distributions	(1.76%)	1.64%	4.49%	Jun. 29, 2004
After Taxes on Distributions and Sales Class A Shares	Class A shares - After Taxes on Distributions and Sales of Shares	(0.72%)	1.81%	4.32%	Jun. 29, 2004
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.50%	Jun. 29, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	7.09%	Jun. 29, 2004